                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: May 31, 2007
                                                       Estimated average burden
                                                       hours per response: 21.09
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-08697

                         AIM Special Opportunities Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Item 1.  Schedule of Investments.

                            AIM OPPORTUNITIES I FUND

          Quarterly Schedule of Portfolio Holdings o January 31, 2006















Your goals. Our solutions.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

    AIMinvestments.com      OP1-QTR-1   1/06         A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)


                                                                                               SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS--126.04%

ADVERTISING--1.51%

Arbitron Inc.                                                                                   92,176          $  3,659,387
=============================================================================================================================

AEROSPACE & DEFENSE--1.17%

Boeing Co. (The)                                                                                 7,526               514,101
-----------------------------------------------------------------------------------------------------------------------------
Moog Inc.-Class A                                                                 (a)           54,511             1,826,664
-----------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                          10,621               498,337
=============================================================================================================================
                                                                                                                   2,839,102
=============================================================================================================================

AIRLINES--0.26%

AirTran Holdings, Inc.                                                            (a)           37,026               627,220
=============================================================================================================================

ALTERNATIVE CARRIERS--0.17%
Premiere Global Services, Inc.                                                    (a)           47,037               422,863
=============================================================================================================================

APPAREL RETAIL--3.14%

Abercrombie & Fitch Co.-Class A                                                                  7,450               494,606
-----------------------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                                              40,848             1,439,892
-----------------------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc.                                                            (a)           39,300               477,888
-----------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.                                                                 (a)           11,300               492,228
-----------------------------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The)                                                            (a)           31,303             1,444,320
-----------------------------------------------------------------------------------------------------------------------------
Genesco Inc.                                                                      (a)           56,407             2,197,053
-----------------------------------------------------------------------------------------------------------------------------
Gymboree Corp. (The)                                                              (a)           21,286               524,487
-----------------------------------------------------------------------------------------------------------------------------
United Retail Group, Inc.                                                         (a)           36,301               562,302
=============================================================================================================================
                                                                                                                   7,632,776
=============================================================================================================================

APPLICATION SOFTWARE--4.05%

Ansoft Corp.                                                                      (a)           13,958               490,065
-----------------------------------------------------------------------------------------------------------------------------
ANSYS, Inc.                                                                       (a)           14,115               619,084
-----------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                                  32,959             1,337,806
-----------------------------------------------------------------------------------------------------------------------------
Epicor Software Corp.                                                             (a)           41,167               547,521
-----------------------------------------------------------------------------------------------------------------------------
FactSet Research Systems Inc.                                                                   47,483             1,893,622
-----------------------------------------------------------------------------------------------------------------------------
Intervoice, Inc.                                                                  (a)           67,200               571,200
-----------------------------------------------------------------------------------------------------------------------------
Lawson Software, Inc.                                                             (a)           74,053               545,030
-----------------------------------------------------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc.                                                     (a)           25,500               769,080
-----------------------------------------------------------------------------------------------------------------------------
Reynolds and Reynolds Co. (The)-Class A                                                         30,431               864,240
-----------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                                                    (a)           74,077             1,637,842
-----------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc.                                              (a)           17,391               573,729
=============================================================================================================================
                                                                                                                   9,849,219
=============================================================================================================================


                                                                                            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------

ASSET MANAGEMENT & CUSTODY BANKS--0.47%

Nuveen Investments, Inc.-Class A                                                                25,224          $  1,144,413
=============================================================================================================================

AUTO PARTS & EQUIPMENT--0.64%

Aftermarket Technology Corp.                                                      (a)           24,363               515,034
-----------------------------------------------------------------------------------------------------------------------------
Modine Manufacturing Co.                                                                        14,131               382,950
-----------------------------------------------------------------------------------------------------------------------------
Tenneco Inc.                                                                      (a)           30,292               664,909
=============================================================================================================================
                                                                                                                   1,562,893
=============================================================================================================================

AUTOMOTIVE RETAIL--0.97%

Advance Auto Parts, Inc.                                                          (a)           13,558               590,722
-----------------------------------------------------------------------------------------------------------------------------
CSK Auto Corp.                                                                    (a)           72,854             1,180,235
-----------------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc.                                                                         15,097               578,215
=============================================================================================================================
                                                                                                                   2,349,172
=============================================================================================================================

BIOTECHNOLOGY--1.02%

Alkermes, Inc.                                                                    (a)           36,645               891,939
-----------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                                             (a)            9,900               602,613
-----------------------------------------------------------------------------------------------------------------------------
Techne Corp.                                                                      (a)            8,282               470,832
-----------------------------------------------------------------------------------------------------------------------------
United Therapeutics Corp.                                                         (a)            8,079               522,469
=============================================================================================================================
                                                                                                                   2,487,853
=============================================================================================================================

CASINOS & GAMING--0.36%

Boyd Gaming Corp.                                                                               19,381               876,021
=============================================================================================================================

CATALOG RETAIL--0.27%

Sportman's Guide, Inc. (The)                                                      (a)           27,955               645,761
=============================================================================================================================

COMMERCIAL PRINTING--0.90%

Harland (John H.) Co.                                                                           58,500             2,183,805
=============================================================================================================================

COMMODITY CHEMICALS--2.21%

Georgia Gulf Corp.                                                                             101,726             3,479,029
-----------------------------------------------------------------------------------------------------------------------------
NL Industries, Inc.                                                                             43,444               585,191
-----------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                                                         41,388             1,299,583
=============================================================================================================================
                                                                                                                   5,363,803
=============================================================================================================================



                                                                                            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT--4.19%

ADTRAN, Inc.                                                                                    22,087           $   647,812
-----------------------------------------------------------------------------------------------------------------------------
Arris Group Inc.                                                                  (a)           48,893               574,982
-----------------------------------------------------------------------------------------------------------------------------
CommScope, Inc.                                                                   (a)          104,617             2,313,082
-----------------------------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp.                                                  (a)           15,783               503,004
-----------------------------------------------------------------------------------------------------------------------------
Ditech Communications Corp.                                                       (a)           57,300               522,003
-----------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.                                                            (a)           41,571               624,812
-----------------------------------------------------------------------------------------------------------------------------
InterDigital Communications Corp.                                                 (a)           28,066               724,945
-----------------------------------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                                                 75,646             1,640,005
-----------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                  25,198               572,247
-----------------------------------------------------------------------------------------------------------------------------
Powerwave Technologies, Inc.                                                      (a)           54,553               797,019
-----------------------------------------------------------------------------------------------------------------------------
Symmetricom, Inc.                                                                 (a)          127,000             1,256,030
=============================================================================================================================
                                                                                                                  10,175,941
=============================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.26%

Rex Stores Corp.                                                                  (a)           37,908               626,998
=============================================================================================================================

COMPUTER HARDWARE--1.56%

Apple Computer, Inc.                                                              (a)           19,746             1,491,020
-----------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                                                         (a)           14,498               424,936
-----------------------------------------------------------------------------------------------------------------------------
Intergraph Corp.                                                                  (a)           49,084             1,875,500
=============================================================================================================================
                                                                                                                   3,791,456
=============================================================================================================================

COMPUTER STORAGE & PERIPHERALS--2.67%

Advanced Digital Information Corp.                                                (a)           46,817               468,638
-----------------------------------------------------------------------------------------------------------------------------
Emulex Corp.                                                                      (a)           27,820               510,497
-----------------------------------------------------------------------------------------------------------------------------
Hutchinson Technology Inc.                                                        (a)           62,385             1,726,817
-----------------------------------------------------------------------------------------------------------------------------
Imation Corp.                                                                                   13,606               616,760
-----------------------------------------------------------------------------------------------------------------------------
Intermec Inc.                                                                     (a)           15,052               524,863
-----------------------------------------------------------------------------------------------------------------------------
Komag, Inc.                                                                       (a)           42,489             1,999,532
-----------------------------------------------------------------------------------------------------------------------------
Western Digital Corp.                                                             (a)           29,200               638,312
=============================================================================================================================
                                                                                                                   6,485,419
=============================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.35%

Cummins Inc.                                                                                     5,100               496,230
-----------------------------------------------------------------------------------------------------------------------------
Navistar International Corp.                                                      (a)           12,800               348,160
=============================================================================================================================
                                                                                                                     844,390
=============================================================================================================================

CONSTRUCTION MATERIALS--0.24%

Martin Marietta Materials, Inc.                                                                  6,921               586,762
=============================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.16%

Global Payments Inc.                                                                            35,448             1,805,367
-----------------------------------------------------------------------------------------------------------------------------
MoneyGram International, Inc.                                                                   38,285             1,016,850
=============================================================================================================================
                                                                                                                   2,822,217
=============================================================================================================================



                                                                                                 SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------

DEPARTMENT STORES--0.51%

Bon-Ton Stores, Inc. (The)                                                                      28,191           $   593,984
-----------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                 15,436               643,990
=============================================================================================================================
                                                                                                                   1,237,974
=============================================================================================================================

DIVERSIFIED BANKS--0.66%

Bank of America Corp.                                                                           12,081               534,343
-----------------------------------------------------------------------------------------------------------------------------
Comerica Inc.                                                                                    8,999               499,175
-----------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                  10,617               582,130
=============================================================================================================================
                                                                                                                   1,615,648
=============================================================================================================================

DIVERSIFIED CHEMICALS--0.85%

Ashland Inc.                                                                                    31,444             2,072,788
=============================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.38%

Corporate Executive Board Co. (The)                                                              6,614               556,502
-----------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. (The)                                                      (a)            7,752               560,315
-----------------------------------------------------------------------------------------------------------------------------
Equifax Inc.                                                                                    14,811               567,558
-----------------------------------------------------------------------------------------------------------------------------
PHH Corp.                                                                         (a)           16,558               477,036
-----------------------------------------------------------------------------------------------------------------------------
West Corp.                                                                        (a)           29,001             1,184,111
=============================================================================================================================
                                                                                                                   3,345,522
=============================================================================================================================

DIVERSIFIED METALS & MINING--0.38%

Titanium Metals Corp.                                                             (a)           12,133               918,347
=============================================================================================================================

DRUG RETAIL--0.18%

Longs Drug Stores Corp.                                                                         12,442               435,346
=============================================================================================================================

EDUCATION SERVICES--0.21%

Bright Horizons Family Solutions, Inc.                                            (a)           13,140               513,511
=============================================================================================================================

ELECTRIC UTILITIES--1.43%

Cleco Corp.                                                                                     37,222               816,278
-----------------------------------------------------------------------------------------------------------------------------
Edison International                                                                            48,966             2,145,690
-----------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co.                                                              (a)           24,565               503,091
=============================================================================================================================
                                                                                                                   3,465,059
=============================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.20%

AMETEK, Inc.                                                                                    11,839               487,056
=============================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.69%

Coherent, Inc.                                                                    (a)           41,200             1,275,552
-----------------------------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc.                                               (a)           22,174               564,772
-----------------------------------------------------------------------------------------------------------------------------
MTS Systems Corp.                                                                               13,133               481,324
-----------------------------------------------------------------------------------------------------------------------------
PAR Technology Corp.                                                              (a)           82,350             1,789,466
=============================================================================================================================
                                                                                                                   4,111,114
=============================================================================================================================


                                                                                                SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------

FOOD DISTRIBUTORS--0.25%

Spartan Stores, Inc.                                                              (a)           51,365           $   609,703
=============================================================================================================================

FOOTWEAR--0.71%

K-Swiss Inc.-Class A                                                                            54,752             1,732,901
=============================================================================================================================

GAS UTILITIES--3.66%

Energen Corp.                                                                                  130,763             5,102,372
-----------------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                                       13,925               513,833
-----------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                    6,562               534,672
-----------------------------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                                                   93,073             2,736,346
=============================================================================================================================
                                                                                                                   8,887,223
=============================================================================================================================

GENERAL MERCHANDISE STORES--0.45%

Conn's, Inc.                                                                      (a)           25,068             1,089,957
=============================================================================================================================

HEALTH CARE DISTRIBUTORS--0.83%

AmerisourceBergen Corp.                                                                         46,310             2,020,968
=============================================================================================================================

HEALTH CARE EQUIPMENT--6.89%

Abaxis, Inc.                                                                      (a)           30,407               605,707
-----------------------------------------------------------------------------------------------------------------------------
Baxter International Inc.                                                                       11,000               405,350
-----------------------------------------------------------------------------------------------------------------------------
Biosite Inc.                                                                      (a)            7,825               390,624
-----------------------------------------------------------------------------------------------------------------------------
Cutera, Inc.                                                                      (a)           27,200               740,928
-----------------------------------------------------------------------------------------------------------------------------
Hologic, Inc.                                                                     (a)           40,928             2,106,155
-----------------------------------------------------------------------------------------------------------------------------
Hospira, Inc.                                                                     (a)           75,384             3,373,434
-----------------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings                                                     (a)           43,225             1,685,775
-----------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc.                                                          (a)            4,073               560,648
-----------------------------------------------------------------------------------------------------------------------------
Laserscope                                                                        (a)           42,793             1,154,127
-----------------------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                                    20,588               926,460
-----------------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                                                       34,527               861,103
-----------------------------------------------------------------------------------------------------------------------------
Palomer Medical Technologies, Inc.                                                (a)           29,269             1,153,199
-----------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.                                                                    (a)           82,004             2,074,701
-----------------------------------------------------------------------------------------------------------------------------
Varian Inc.                                                                       (a)           18,413               706,507
=============================================================================================================================
                                                                                                                  16,744,718
=============================================================================================================================

HEALTH CARE FACILITIES--0.86%

American Retirement Corp.                                                         (a)           28,066               764,237
-----------------------------------------------------------------------------------------------------------------------------
LCA-Vision Inc.                                                                                 14,648               822,778
-----------------------------------------------------------------------------------------------------------------------------
Odyssey HealthCare, Inc.                                                          (a)           24,464               498,576
=============================================================================================================================
                                                                                                                   2,085,591
=============================================================================================================================



                                                                                            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------

HEALTH CARE SERVICES--1.84%

Computer Programs and Systems, Inc.                                                             34,818          $  1,483,595
-----------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.                                                             (a)            8,306               758,255
-----------------------------------------------------------------------------------------------------------------------------
Lifeline Systems, Inc.                                                            (a)           12,789               601,083
-----------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.                                                     (a)            6,740               590,963
-----------------------------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc.                                                         (a)           41,400             1,029,618
=============================================================================================================================
                                                                                                                   4,463,514
=============================================================================================================================

HEALTH CARE SUPPLIES--1.63%

DJ Orthopedics Inc.                                                               (a)           37,664             1,236,509
-----------------------------------------------------------------------------------------------------------------------------
Haemonetics Corp.                                                                 (a)           41,537             2,159,924
-----------------------------------------------------------------------------------------------------------------------------
Millipore Corp.                                                                   (a)            8,339               573,556
=============================================================================================================================
                                                                                                                   3,969,989
=============================================================================================================================

HOME IMPROVEMENT RETAIL--0.22%

Lowe's Cos., Inc.                                                                                8,299               527,401
=============================================================================================================================

HOMEBUILDING--0.94%

Brookfield Homes Corp.                                                                           8,758               452,351
-----------------------------------------------------------------------------------------------------------------------------
Cavco Industries, Inc.                                                            (a)           19,799               839,478
-----------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.                                                                          13,804               536,976
-----------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc.                                                          (a)            4,376               449,459
=============================================================================================================================
                                                                                                                   2,278,264
=============================================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.07%

Choice Hotels International, Inc.                                                               31,898             1,516,112
-----------------------------------------------------------------------------------------------------------------------------
Marcus Corp. (The)                                                                              90,210             2,171,355
-----------------------------------------------------------------------------------------------------------------------------
Orient-Express Hotels Ltd.-Class A (Bermuda)                                                    41,281             1,332,551
=============================================================================================================================
                                                                                                                   5,020,018
=============================================================================================================================

HOUSEHOLD APPLIANCES--0.30%

Blount International, Inc.                                                        (a)           46,000               738,300
=============================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.22%

Administaff, Inc.                                                                 (a)           12,992               559,176
-----------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc.                                                                 (a)           57,268             1,333,772
-----------------------------------------------------------------------------------------------------------------------------
Robert Half International Inc.                                                                  14,880               543,566
-----------------------------------------------------------------------------------------------------------------------------
Spherion Corp.                                                                    (a)           47,191               528,539
=============================================================================================================================
                                                                                                                   2,965,053
=============================================================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.98%

TXU Corp.                                                                                       47,077             2,383,979
=============================================================================================================================

INDUSTRIAL CONGLOMERATES--2.56%

3M Co.                                                                                          85,549             6,223,690
=============================================================================================================================


                                                                                            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY--1.40%

Barnes Group Inc.                                                                               14,506           $   549,342
-----------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                      8,488               561,906
-----------------------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                                   50,550             2,295,981
=============================================================================================================================
                                                                                                                   3,407,229
=============================================================================================================================

INTEGRATED OIL & GAS--0.41%

Exxon Mobil Corp.                                                                               16,053             1,007,326
=============================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.34%

CenturyTel, Inc.                                                                                71,081             2,366,997
-----------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell Inc.                                                              (a)          117,866               412,531
-----------------------------------------------------------------------------------------------------------------------------
NeuStar, Inc.-Class A                                                             (a)           16,855               488,964
=============================================================================================================================
                                                                                                                   3,268,492
=============================================================================================================================

INTERNET RETAIL--0.43%

eBay Inc.                                                                         (a)           12,796               551,508
-----------------------------------------------------------------------------------------------------------------------------
Netflix Inc.                                                                      (a)           17,663               486,616
=============================================================================================================================
                                                                                                                   1,038,124
=============================================================================================================================

INTERNET SOFTWARE & SERVICES--2.06%

EarthLink, Inc.                                                                   (a)          162,359             1,854,140
-----------------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc.                                                                   (a)           17,835               421,084
-----------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc.                                                    (a)           29,027             1,386,039
-----------------------------------------------------------------------------------------------------------------------------
United Online, Inc.                                                               (a)           98,590             1,347,725
=============================================================================================================================
                                                                                                                   5,008,988
=============================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.61%

Lehman Brothers Holdings Inc.                                                                   10,537             1,479,922
=============================================================================================================================

IT CONSULTING & OTHER SERVICES--0.19%

Sykes Enterprises, Inc.                                                           (a)           34,725               451,425
=============================================================================================================================

LEISURE FACILITIES--0.25%

Bally Total Fitness Holding Corp.                                                 (a)           77,819               613,214
=============================================================================================================================

LEISURE PRODUCTS--0.63%

JAKKS Pacific, Inc.                                                               (a)           67,416             1,531,017
=============================================================================================================================

LIFE & HEALTH INSURANCE--4.02%

American Equity Investment Life Holding Co.                                                     36,301               510,029
-----------------------------------------------------------------------------------------------------------------------------
Penn Treaty American Corp.                                                        (a)           48,007               517,996
-----------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                     100,962             7,606,477
-----------------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp.                                                (a)           68,771             1,132,658
=============================================================================================================================
                                                                                                                   9,767,160
=============================================================================================================================


                                                                                               SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

MANAGED HEALTH CARE--4.00%

CIGNA Corp.                                                                                     22,568          $  2,744,269
-----------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.                                                      (a)           13,590               538,436
-----------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                         99,592             5,917,757
-----------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                                                   (a)            6,904               530,227
=============================================================================================================================
                                                                                                                   9,730,689
=============================================================================================================================

MARINE--0.48%

General Maritime Corp.                                                                          30,858             1,158,409
=============================================================================================================================

METAL & GLASS CONTAINERS--1.26%

AptarGroup, Inc.                                                                                54,279             3,063,507
=============================================================================================================================

MULTI-UTILITIES--0.33%

MDU Resources Group, Inc.                                                                       22,206               803,857
=============================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.15%

Cal Dive International, Inc.                                                      (a)           18,156               762,189
-----------------------------------------------------------------------------------------------------------------------------
Hydril                                                                            (a)           24,700             2,034,045
=============================================================================================================================
                                                                                                                   2,796,234
=============================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--5.52%

American Oil & Gas Inc.                                                           (a)           90,071               402,617
-----------------------------------------------------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc.                                                           (a)           20,525               592,352
-----------------------------------------------------------------------------------------------------------------------------
Energy Partners, Ltd.                                                             (a)          113,039             3,173,005
-----------------------------------------------------------------------------------------------------------------------------
KCS Energy, Inc.                                                                  (a)           21,859               634,567
-----------------------------------------------------------------------------------------------------------------------------
Parallel Petroleum Corp.                                                          (a)           26,997               570,447
-----------------------------------------------------------------------------------------------------------------------------
Penn Virginia Corp.                                                                             42,750             2,796,705
-----------------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp.                                                         (a)           47,489             2,127,507
-----------------------------------------------------------------------------------------------------------------------------
Swift Energy Co.                                                                  (a)           47,900             2,367,218
-----------------------------------------------------------------------------------------------------------------------------
W&T Offshore, Inc.                                                                              18,871               753,330
=============================================================================================================================
                                                                                                                  13,417,748
=============================================================================================================================

OIL & GAS REFINING & MARKETING--0.35%

Western Gas Resources, Inc.                                                                     18,123               860,843
=============================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--2.13%

Knightsbridge Tankers Ltd. (Bermuda)                                                            41,842             1,096,260
-----------------------------------------------------------------------------------------------------------------------------
OMI Corp.                                                                                       25,062               440,089
-----------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                                31,556             1,627,658
-----------------------------------------------------------------------------------------------------------------------------
TC Pipelines, L.P.                                                                              44,975             1,495,869
-----------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp.                                                                           13,083               508,144
=============================================================================================================================
                                                                                                                   5,168,020
=============================================================================================================================


                                                                                                SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------

PACKAGED FOODS & MEATS--2.05%

Gold Kist Inc.                                                                    (a)           31,027           $   468,818
-----------------------------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp.                                                                           40,379               982,825
-----------------------------------------------------------------------------------------------------------------------------
Sanderson Farms, Inc.                                                                           52,510             1,470,280
-----------------------------------------------------------------------------------------------------------------------------
Seaboard Corp.                                                                                   1,400             2,057,986
=============================================================================================================================
                                                                                                                   4,979,909
=============================================================================================================================

PERSONAL PRODUCTS--0.74%

Nu Skin Enterprises, Inc.-Class A                                                               70,604             1,373,954
-----------------------------------------------------------------------------------------------------------------------------
USANA Health Sciences, Inc.                                                       (a)           10,612               425,647
=============================================================================================================================
                                                                                                                   1,799,601
=============================================================================================================================

PHARMACEUTICALS--1.50%

Allergan, Inc.                                                                                   5,812               676,517
-----------------------------------------------------------------------------------------------------------------------------
Alpharma Inc.-Class A                                                                           20,676               691,612
-----------------------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals Inc.                                                         (a)            9,316               610,943
-----------------------------------------------------------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc.                                                     (a)           48,903               573,632
-----------------------------------------------------------------------------------------------------------------------------
CNS, Inc.                                                                                       25,695               561,950
-----------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                           11,266               521,053
=============================================================================================================================
                                                                                                                   3,635,707
=============================================================================================================================

PROPERTY & CASUALTY INSURANCE--3.93%

21st Century Holding Co.                                                                        27,231               503,776
-----------------------------------------------------------------------------------------------------------------------------
ACE Ltd.                                                                                        27,471             1,504,037
-----------------------------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                                           86,787             2,210,465
-----------------------------------------------------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                                                                      15,809               472,689
-----------------------------------------------------------------------------------------------------------------------------
Donegal Group Inc.-Class A                                                                      21,624               502,758
-----------------------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc.                                                        (a)           13,189               491,290
-----------------------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                                                    25,227             1,011,603
-----------------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co.                                                                      21,600               886,032
-----------------------------------------------------------------------------------------------------------------------------
W. R. Berkley Corp.                                                                             39,573             1,954,906
=============================================================================================================================
                                                                                                                   9,537,556
=============================================================================================================================

REAL ESTATE--0.25%

Getty Realty Corp.                                                                              20,900               596,277
=============================================================================================================================


                                                                                               SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------

REGIONAL BANKS--3.21%

City Holding Co.                                                                                12,600           $   469,476
-----------------------------------------------------------------------------------------------------------------------------
First BanCorp.                                                                                 100,835             1,288,671
-----------------------------------------------------------------------------------------------------------------------------
First Community Bancorp                                                                         21,404             1,286,380
-----------------------------------------------------------------------------------------------------------------------------
First Indiana Corp.                                                                             13,500               451,305
-----------------------------------------------------------------------------------------------------------------------------
FirstMerit Corp.                                                                                28,886               729,372
-----------------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                         16,158               571,832
-----------------------------------------------------------------------------------------------------------------------------
PrivateBancorp, Inc.                                                                            21,000               794,010
-----------------------------------------------------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                                                     23,300               678,729
-----------------------------------------------------------------------------------------------------------------------------
S&T Bancorp, Inc.                                                                               11,600               426,532
-----------------------------------------------------------------------------------------------------------------------------
SVB Financial Group                                                               (a)            1,700                84,116
-----------------------------------------------------------------------------------------------------------------------------
Wintrust Financial Corp.                                                                        18,900             1,014,930
=============================================================================================================================
                                                                                                                   7,795,353
=============================================================================================================================

REINSURANCE--4.66%

Arch Capital Group Ltd. (Bermuda)                                                 (a)           23,539             1,279,109
-----------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                              123,362             4,062,311
-----------------------------------------------------------------------------------------------------------------------------
Max Re Capital Ltd.                                                                             32,400               858,924
-----------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd. (Bermuda)                                                  75,012             2,299,118
-----------------------------------------------------------------------------------------------------------------------------
PXRE Group Ltd. (Bermuda)                                                                       72,514               909,326
-----------------------------------------------------------------------------------------------------------------------------
Scottish Re Group Ltd.                                                                          77,500             1,908,050
=============================================================================================================================
                                                                                                                  11,316,838
=============================================================================================================================

RESTAURANTS--0.94%

Papa John's International, Inc.                                                   (a)           35,466             1,231,734
-----------------------------------------------------------------------------------------------------------------------------
Steak n Shake Co. (The)                                                           (a)           30,200               553,868
-----------------------------------------------------------------------------------------------------------------------------
Triarc Cos., Inc.-Class A                                                                       28,155               502,004
=============================================================================================================================
                                                                                                                   2,287,606
=============================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.58%

ATMI, Inc.                                                                        (a)           44,812             1,505,683
-----------------------------------------------------------------------------------------------------------------------------
Cymer, Inc.                                                                       (a)           15,056               679,628
-----------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.                                                                (a)           35,700             1,657,551
=============================================================================================================================
                                                                                                                   3,842,862
=============================================================================================================================

SEMICONDUCTORS--3.29%

DSP Group, Inc.                                                                   (a)           21,066               618,287
-----------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.                                                (a)           58,714               815,537
-----------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                     61,538             1,308,913
-----------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                         40,135             1,493,423
-----------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                 30,851             1,266,125
-----------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                       18,136               680,281
-----------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                    18,200               513,422
-----------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.                                                                  (a)           65,128               616,111
-----------------------------------------------------------------------------------------------------------------------------
Sigmatel Inc.                                                                     (a)           52,407               669,761
=============================================================================================================================
                                                                                                                   7,981,860
=============================================================================================================================


                                                                                               SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------

SPECIALIZED CONSUMER SERVICES--0.63%

H&R Block, Inc.                                                                                 15,600           $   381,576
-----------------------------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc.-Class A                                                  (a)           57,600             1,145,664
=============================================================================================================================
                                                                                                                   1,527,240
=============================================================================================================================

SPECIALIZED FINANCE--4.38%

CIT Group Inc.                                                                                  42,311             2,256,869
-----------------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                                  132,328             8,379,009
=============================================================================================================================
                                                                                                                  10,635,878
=============================================================================================================================

SPECIALTY STORES--0.50%

Big 5 Sporting Goods Corp.                                                                         100                 2,158
-----------------------------------------------------------------------------------------------------------------------------
Movie Gallery, Inc.                                                                             63,421               345,644
-----------------------------------------------------------------------------------------------------------------------------
Sports Authority, Inc. (The )                                                     (a)           14,100               517,752
-----------------------------------------------------------------------------------------------------------------------------
Trans World Entertainment Corp.                                                   (a)           65,889               345,258
=============================================================================================================================
                                                                                                                   1,210,812
=============================================================================================================================

STEEL--1.36%

Commercial Metals Co.                                                                           69,699             3,298,854
-----------------------------------------------------------------------------------------------------------------------------

SYSTEMS SOFTWARE--0.58%

Quality Systems, Inc.                                                                            7,835               693,398
-----------------------------------------------------------------------------------------------------------------------------
Radiant Systems, Inc.                                                             (a)           51,700               723,800
=============================================================================================================================
                                                                                                                   1,417,198
=============================================================================================================================

THRIFTS & MORTGAGE FINANCE--3.85%

CharterMac                                                                                     121,403             2,676,936
-----------------------------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc.                                                                           7,900               507,259
-----------------------------------------------------------------------------------------------------------------------------
Doral Financial Corp.                                                                          104,137             1,131,969
-----------------------------------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                                                             77,300             1,066,740
-----------------------------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                                           31,500               771,750
-----------------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                                                 23,200               903,640
-----------------------------------------------------------------------------------------------------------------------------
R&G Financial Corp.-Class B (Puerto Rico)                                                       85,450             1,109,996
-----------------------------------------------------------------------------------------------------------------------------
TierOne Corp.                                                                                   22,433               729,297
-----------------------------------------------------------------------------------------------------------------------------
Triad Guaranty Inc.                                                               (a)           10,700               449,400
=============================================================================================================================
                                                                                                                   9,346,987
=============================================================================================================================

TOBACCO--2.03%

Reynolds American Inc.                                                                          29,977             3,031,574
-----------------------------------------------------------------------------------------------------------------------------
UST Inc.                                                                                        48,564             1,891,082
=============================================================================================================================
                                                                                                                   4,922,656
=============================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.27%

GATX Corp.                                                                                      77,451             3,075,579
=============================================================================================================================


                                                                                            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------

TRUCKING--1.71%
CNF Inc.                                                                                        27,684          $  1,418,805
-----------------------------------------------------------------------------------------------------------------------------
Laidlaw International Inc.                                                                      83,966             2,283,875
-----------------------------------------------------------------------------------------------------------------------------
Landstar System, Inc.                                                                           10,899               461,028
=============================================================================================================================
                                                                                                                   4,163,708
=============================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.55%

@Road, Inc.                                                                       (a)           82,215               428,340
-----------------------------------------------------------------------------------------------------------------------------
Centennial Commnications Corp.                                                                  34,890               329,013
-----------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp.-Class A                                                  (a)           26,305               574,764
=============================================================================================================================
                                                                                                                   1,332,117
=============================================================================================================================


Total Common Stocks & Other Equity Interests (Cost $276,697,863)                                                306,197,907
=============================================================================================================================

MONEY MARKET FUNDS--1.10%

Liquid Assets Portfolio-Institutional Class                                       (b)        1,338,806             1,338,806
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                                          (b)        1,338,806             1,338,806
=============================================================================================================================

Total Money Market Funds (Cost $2,677,612)                                                                         2,677,612
=============================================================================================================================

TOTAL INVESTMENTS--127.14%  (Cost $279,375,475)                                                                  308,875,519
=============================================================================================================================
OTHER ASSETS LESS LIABILITIES--(27.14%)                                                                         (65,930,959)
=============================================================================================================================
NET ASSETS--100.00%                                                                                            $ 242,944,560
=============================================================================================================================


                                                                                               SHARES
                                                                                                SOLD
                                                                                                SHORT               VALUE
-----------------------------------------------------------------------------------------------------------------------------

SECURITIES SOLD SHORT--25.33% (c)

COMMON STOCKS--25.33%

AEROSPACE & DEFENSE--0.29%

L-3 Communications Holdings, Inc.                                                                8,600           $   696,772
=============================================================================================================================

AGRICULTURAL PRODUCTS--0.27%

Fresh Del Monte Produce Inc.                                                                    28,700               659,813
=============================================================================================================================

APPAREL RETAIL--0.31%

TJX Cos., Inc. (The)                                                                            29,300               748,029
=============================================================================================================================

AUTOMOBILE MANUFACTURERS--0.33%

Monaco Coach Corp.                                                                              59,100               800,214
=============================================================================================================================


                                                                                               SHARES
                                                                                                SOLD
                                                                                                SHORT              VALUE
-----------------------------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY--0.68%

Alexion Pharmaceuticals, Inc.                                                                   30,400           $   876,128
-----------------------------------------------------------------------------------------------------------------------------
ICOS Corp.                                                                                      31,100               772,835
=============================================================================================================================
                                                                                                                   1,648,963
=============================================================================================================================

COMMERCIAL PRINTING--0.44%

Deluxe Corp.                                                                                    39,600             1,060,488
=============================================================================================================================

COMPUTER HARDWARE--0.28%

Gateway, Inc.                                                                                  252,900               687,888
=============================================================================================================================

CONSTRUCTION & ENGINEERING--1.17%

Fluor Corp.                                                                                     32,400             2,849,580
=============================================================================================================================

CONSUMER FINANCE--2.82%

American Express Co.                                                                            57,600             3,021,120
-----------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                       68,500             3,833,260
=============================================================================================================================
                                                                                                                   6,854,380
=============================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.03%

Automatic Data Processing, Inc.                                                                 11,700               514,098
-----------------------------------------------------------------------------------------------------------------------------
Convergys Corp.                                                                                126,900             2,182,680
-----------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                49,600             2,236,960
=============================================================================================================================
                                                                                                                   4,933,738
=============================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.14%

ARAMARK Corp.-Class B                                                                           23,500               626,275
-----------------------------------------------------------------------------------------------------------------------------
Brink's Co. (The)                                                                               29,700             1,580,040
-----------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America                                                                    13,100               556,095
=============================================================================================================================
                                                                                                                   2,762,410
=============================================================================================================================

DRUG RETAIL--0.80%

CVS Corp.                                                                                       69,900             1,940,424
=============================================================================================================================

ELECTRIC UTILITIES--3.33%

Hawaiian Electric Industries, Inc.                                                             106,400             2,790,872
-----------------------------------------------------------------------------------------------------------------------------
IDACORP, Inc.                                                                                   48,500             1,535,510
-----------------------------------------------------------------------------------------------------------------------------
Northeast Utilities                                                                             98,400             1,956,192
-----------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                                           12,200               532,164
-----------------------------------------------------------------------------------------------------------------------------
Reliant Energy Inc.                                                                            125,549             1,270,556
=============================================================================================================================
                                                                                                                   8,085,294
=============================================================================================================================


                                                                                               SHARES
                                                                                                SOLD
                                                                                                SHORT               VALUE
-----------------------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.44%

AVX Corp.                                                                                       64,900          $  1,078,638
-----------------------------------------------------------------------------------------------------------------------------

GAS UTILITIES--0.54%

Peoples Energy Corp.                                                                            35,400             1,317,588
=============================================================================================================================

HEALTH CARE DISTRIBUTORS--0.69%

Patterson Cos. Inc.                                                                             48,800             1,685,064
=============================================================================================================================

HEALTH CARE FACILITIES--0.85%

LifePoint Hospitals, Inc.                                                                       11,700               360,945
-----------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                                                         143,600             1,043,972
-----------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.                                                                           16,000               656,960
=============================================================================================================================
                                                                                                                   2,061,877
=============================================================================================================================

HEALTH CARE SERVICES--0.21%

Medco Health Solutions, Inc.                                                                     9,504               514,166
=============================================================================================================================

HOMEFURNISHING RETAIL--0.45%

Cost Plus, Inc.                                                                                 56,400             1,102,620
=============================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.75%

Intrawest Corp. (Canada)                                                                        65,000             1,825,850
=============================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.22%

Kelly Services, Inc.-Class A                                                                    19,600               524,888
=============================================================================================================================

IT CONSULTING & OTHER SERVICES--0.76%

Unisys Corp.                                                                                   277,600             1,857,144
=============================================================================================================================

MULTI-UTILITIES--2.55%

KeySpan Corp.                                                                                  140,100             5,032,392
-----------------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc.                                                                               67,500             1,152,900
=============================================================================================================================
                                                                                                                   6,185,292
=============================================================================================================================

PHARMACEUTICALS--0.83%

Par Pharmaceutical Cos. Inc.                                                                    21,600               714,528
-----------------------------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                                     82,900             1,294,069
=============================================================================================================================
                                                                                                                   2,008,597
=============================================================================================================================

PUBLISHING--0.20%

Hollinger International Inc.-Class A                                                            55,000               497,200
=============================================================================================================================


                                                                                                SHARES
                                                                                                 SOLD
                                                                                                 SHORT               VALUE
-----------------------------------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.22%

St. Joe Co. (The)                                                                                8,300           $   526,635
=============================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.38%

Teradyne, Inc.                                                                                  52,900               921,518
=============================================================================================================================

SPECIALTY CHEMICALS--0.72%

Cytec Industries Inc.                                                                           35,300             1,750,880
=============================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.60%

Hudson City Bancorp, Inc.                                                                      118,200             1,468,044
=============================================================================================================================

TOBACCO--0.44%

Universal Corp.                                                                                 22,500             1,063,125
=============================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.59%

Crown Castle International Corp.                                                                45,225             1,430,467
=============================================================================================================================

Total Common Stock Securities Sold Short
(Total Proceeds $57,887,554)                                                                                    $ 61,547,586
_____________________________________________________________________________________________________________________________
=============================================================================================================================


Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(c)  Collateral on short sales was segregated by the Fund in the amount of $ 63,279,434 which represents 102.81% of the value of securities sold short.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on an accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

          The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

E. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

                                                                    CHANGE IN
                                  PURCHASES                         UNREALIZED
                      VALUE          AT               PROCEEDS     APPRECIATION       VALUE        DIVIDEND     REALIZED
FUND                 10/31/05       COST             FROM SALES    (DEPRECIATION)    01/31/06       INCOME     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class             $ 10,830,012    $ 10,485,364     $ (19,976,570)    $  --        $ 1,338,806    $   68,106   $     --
--------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class               10,830,012      10,485,364       (19,976,570)       --          1,338,806        68,445         --
==========================================================================================================================
  TOTAL           $ 21,660,024   $  20,970,728     $ (39,953,140)    $  --        $ 2,677,612    $  136,551   $     --
==========================================================================================================================

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $466,196,840 and $439,446,906, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


       UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
     Investment securities                                                   $    40,680,903
---------------------------------------------------------------------------------------------
     Securities sold short                                                         2,160,627
---------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
     Investment securities                                                       (11,259,897)
---------------------------------------------------------------------------------------------
     Securities sold short                                                        (5,820,659)
=============================================================================================
Net unrealized appreciation of investment securities                         $    25,760,974
=============================================================================================

Cost of investments for tax purposes is $279,454,513.

Proceeds from securities sold short are the same for tax and financial statement purposes.

                           AIM OPPORTUNITIES II FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2006


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--



AIMinvestments.com               OPP2-QTR-1 1/06            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

January 31, 2006

(Unaudited)

                                                             SHARES      VALUE
                                                             ------   ----------
COMMON STOCKS & OTHER EQUITY INTERESTS--119.75%

ADVERTISING--1.06%
Arbitron Inc.                                                33,683   $1,337,215

AEROSPACE & DEFENSE--2.34%
Boeing Co. (The)                                             11,523      787,136
General Dynamics Corp.                                        7,240      842,446
Precision Castparts Corp.                                    26,657    1,331,517
                                                                      ----------
                                                                       2,961,099
                                                                      ==========

APPAREL RETAIL--4.81%
Abercrombie & Fitch Co.-Class A                              11,819      784,663
American Eagle Outfitters, Inc.                              21,790      587,894
Buckle, Inc. (The)                                            3,638      128,240
Chico's FAS, Inc.                                      (a)   32,027    1,395,096
Dress Barn, Inc. (The)                                 (a)   58,536    2,700,851
Urban Outfitters, Inc.                                 (a)   17,994      491,416
                                                                      ----------
                                                                       6,088,160
                                                                      ==========

APPLICATION SOFTWARE--1.75%
ANSYS, Inc.                                            (a)   11,029      483,732
Autodesk, Inc.                                               19,924      808,715
Fair Isaac Corp.                                             12,139      538,001
Sonic Solutions                                        (a)    9,340      156,445
Transaction Systems Architects, Inc.                   (a)    6,966      229,808
                                                                      ----------
                                                                       2,216,701
                                                                      ==========

ASSET MANAGEMENT & CUSTODY BANKS--2.47%
Eaton Vance Corp.                                            24,262      699,231
Legg Mason, Inc.                                              4,530      587,541
Nuveen Investments, Inc.-Class A                             32,252    1,463,273
SEI Investments Co.                                           8,915      367,744
                                                                      ----------
                                                                       3,117,789
                                                                      ==========

AUTOMOTIVE RETAIL--1.97%
Advance Auto Parts, Inc.                               (a)   28,122    1,225,276
Group 1 Automotive, Inc.                               (a)   21,665      747,009
O'Reilly Automotive, Inc.                              (a)   15,712      515,668
                                                                      ----------
                                                                       2,487,953
                                                                      ==========

                                                             SHARES      VALUE
                                                             ------   ----------
BIOTECHNOLOGY--0.77%
Gilead Sciences, Inc.                                  (a)    6,304   $  383,725
Techne Corp.                                           (a)   10,364      589,193
                                                                      ----------
                                                                         972,918
                                                                      ==========

CASINOS & GAMING--0.74%
Boyd Gaming Corp.                                            20,761      938,397

COAL & CONSUMABLE FUELS--1.28%
Natural Resource Partners L.P.                                8,107      437,616
Peabody Energy Corp.                                         11,816    1,175,810
                                                                      ----------
                                                                       1,613,426
                                                                      ==========

COMMODITY CHEMICALS--1.28%
Georgia Gulf Corp.                                           33,999    1,162,766
Westlake Chemical Corp.                                      14,620      459,068
                                                                      ----------
                                                                       1,621,834
                                                                      ==========

COMMUNICATIONS EQUIPMENT--2.11%
ADTRAN, Inc.                                                 11,184      328,027
Harris Corp.                                                 42,651    1,980,286
Motorola, Inc.                                               16,142      366,585
                                                                      ----------
                                                                       2,674,898
                                                                      ==========

COMPUTER & ELECTRONICS RETAIL--0.41%
Rex Stores Corp.                                       (a)   31,720      524,649

COMPUTER HARDWARE--0.86%
Apple Computer, Inc.                                   (a)   14,434    1,089,911

COMPUTER STORAGE & PERIPHERALS--1.97%
Imation Corp.                                                12,571      569,844
SanDisk Corp.                                          (a)   15,852    1,067,791
Western Digital Corp.                                  (a)   39,062      853,895
                                                                      ----------
                                                                       2,491,530
                                                                      ==========

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.51%
Cummins Inc.                                                  6,621      644,223

CONSTRUCTION MATERIALS--4.07%
Eagle Materials Inc.                                         11,366    1,851,408
Martin Marietta Materials, Inc.                              38,860    3,294,551
                                                                      ----------
                                                                       5,145,959
                                                                      ==========

CONSUMER ELECTRONICS--0.40%
Harman International Industries, Inc.                         4,638      510,180

                                                             SHARES      VALUE
                                                             ------   ----------
CONSUMER FINANCE--0.48%
ASTA Funding, Inc.                                           19,736   $  605,303

DATA PROCESSING & OUTSOURCED SERVICES--1.33%
Global Payments Inc.                                         12,858      654,858
MoneyGram International, Inc.                                38,441    1,020,993
                                                                      ----------
                                                                       1,675,851
                                                                      ==========

DEPARTMENT STORES--1.00%
Nordstrom, Inc.                                              30,415    1,268,914

DIVERSIFIED CHEMICALS--5.56%
Ashland Inc.                                                 68,720    4,530,022
Eastman Chemical Co.                                         39,378    1,898,413
PPG Industries, Inc.                                         10,184      605,948
                                                                      ----------
                                                                       7,034,383
                                                                      ==========

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--1.54%
Corporate Executive Board Co. (The)                           5,348      449,981
Dun & Bradstreet Corp. (The)                           (a)   11,375      822,185
West Corp.                                             (a)   16,618      678,513
                                                                      ----------
                                                                       1,950,679
                                                                      ==========

EDUCATION SERVICES--0.19%
Universal Technical Institute Inc.                     (a)    6,717      245,506

ELECTRIC UTILITIES--0.80%
Edison International                                         23,031    1,009,219

FOOTWEAR--0.69%
K-Swiss Inc.-Class A                                         27,740      877,971

GAS UTILITIES--7.22%
Energen Corp.                                                43,610    1,701,662
Equitable Resources, Inc.                                    83,017    3,063,327
Questar Corp.                                                39,428    3,212,594
South Jersey Industries, Inc.                                39,436    1,159,418
                                                                      ----------
                                                                       9,137,001
                                                                      ==========

HEALTH CARE DISTRIBUTORS--2.16%
AmerisourceBergen Corp.                                      51,285    2,238,077
McKesson Corp.                                                9,227      489,031
                                                                      ----------
                                                                       2,727,108
                                                                      ==========

                                                             SHARES      VALUE
                                                             ------   ----------
HEALTH CARE EQUIPMENT--4.36%
Bard (C.R.), Inc.                                             3,355   $  212,774
Baxter International Inc.                                     6,557      241,626
Dade Behring Holdings Inc.                                   11,899      465,608
Hospira, Inc.                                          (a)   32,131    1,437,862
Intuitive Surgical, Inc.                               (a)    7,664    1,054,950
Mentor Corp.                                                  5,718      257,310
ResMed Inc.                                            (a)    3,018      119,030
Varian Inc.                                            (a)   12,564      482,081
Varian Medical Systems, Inc.                           (a)   20,557    1,237,737
                                                                      ----------
                                                                       5,508,978
                                                                      ==========

HEALTH CARE SERVICES--0.65%
Express Scripts, Inc.                                  (a)    8,994      821,062

HOMEBUILDING--0.62%
Cavco Industries, Inc.                                 (a)    9,451      400,722
Toll Brothers, Inc.                                    (a)   11,182      380,188
                                                                      ----------
                                                                         780,910
                                                                      ==========

HOTELS, RESORTS & CRUISE LINES--1.63%
Ambassadors Group, Inc.                                      21,162      572,432
Choice Hotels International, Inc.                            28,596    1,359,168
Marcus Corp. (The)                                            5,206      125,308
                                                                      ----------
                                                                       2,056,908
                                                                      ==========

HOUSEHOLD APPLIANCES--1.23%
Black & Decker Corp. (The)                                   18,075    1,559,873

HOUSEHOLD PRODUCTS--0.22%
Energizer Holdings, Inc.                               (a)    5,182      280,398

HOUSEWARES & SPECIALTIES--0.24%
American Greetings Corp.-Class A                             14,970      305,538

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.17%
Barrett Business Services, Inc.                        (a)    7,967      212,719

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.80%
TXU Corp.                                                    19,922    1,008,850

INDUSTRIAL CONGLOMERATES--2.38%
3M Co.                                                       41,463    3,016,433

                                                             SHARES      VALUE
                                                             ------   ----------
INDUSTRIAL MACHINERY--2.36%
Eaton Corp.                                                  21,114   $1,397,747
Graco Inc.                                                    9,469      380,464
IDEX Corp.                                                    8,182      376,372
Ingersoll-Rand Co. Ltd.-Class A                              10,176      399,612
Nordson Corp.                                                 9,419      427,811
                                                                      ----------
                                                                       2,982,006
                                                                      ==========

INTEGRATED OIL & GAS--0.26%
ConocoPhillips                                                5,088      329,194

INTEGRATED TELECOMMUNICATION SERVICES--1.13%
CenturyTel, Inc.                                             42,973    1,431,001

INTERNET SOFTWARE & SERVICES--1.00%
eCollege.com                                           (a)    6,627      132,871
EarthLink, Inc.                                        (a)   73,748      842,202
United Online, Inc.                                          21,315      291,376
                                                                      ----------
                                                                       1,266,449
                                                                      ==========

LIFE & HEALTH INSURANCE--5.18%
American Equity Investment Life Holding Co.                  25,247      354,720
AmerUs Group Co.                                             14,035      861,328
Principal Financial Group, Inc.                              11,461      540,501
Prudential Financial, Inc.                                   42,090    3,171,061
Torchmark Corp.                                              28,955    1,624,376
                                                                      ----------
                                                                       6,551,986
                                                                      ==========

MANAGED HEALTH CARE--4.66%
Aetna Inc.                                                    8,103      784,370
CIGNA Corp.                                                  13,234    1,609,254
Humana Inc.                                            (a)    8,713      485,924
Sierra Health Services, Inc.                           (a)    9,582      379,639
UnitedHealth Group Inc.                                      44,405    2,638,545
                                                                      ----------
                                                                       5,897,732
                                                                      ==========

MULTI-UTILITIES--0.88%
MDU Resources Group, Inc.                                    30,776    1,114,091

OIL & GAS DRILLING--0.80%
ENSCO International Inc.                                      6,845      349,916
Patterson-UTI Energy, Inc.                                   17,657      664,256
                                                                      ----------
                                                                       1,014,172
                                                                      ==========

                                                             SHARES      VALUE
                                                             ------   ----------
OIL & GAS EQUIPMENT & SERVICES--1.72%
Cal Dive International, Inc.                           (a)   15,083   $  633,184
Cooper Cameron Corp.                                   (a)    8,288      401,056
Grant Prideco, Inc.                                    (a)   14,682      735,421
Smith International, Inc.                                     9,032      406,440
                                                                      ----------
                                                                       2,176,101
                                                                      ==========

OIL & GAS EXPLORATION & PRODUCTION--0.72%
Energy Partners, Ltd.                                  (a)   16,218      455,239
Range Resources Corp.                                        15,155      452,680
                                                                      ----------
                                                                         907,919
                                                                      ==========

OIL & GAS REFINING & MARKETING --0.78%
Western Gas Resources, Inc.                                  20,813      988,618

OIL & GAS STORAGE & TRANSPORTATION--2.00%
Overseas Shipholding Group, Inc.                             31,476    1,623,532
TC Pipelines, L.P.                                           13,459      447,646
Teekay Shipping Corp.                                        11,955      464,332
                                                                      ----------
                                                                       2,535,510
                                                                      ==========

PACKAGED FOODS & MEATS--1.38%
Pilgrim's Pride Corp.                                        36,634      891,672
Seaboard Corp.                                                  579      851,124
                                                                      ----------
                                                                       1,742,796
                                                                      ==========

PHARMACEUTICALS--2.58%
Allergan, Inc.                                                7,779      905,476
Barr Pharmaceuticals Inc.                              (a)   19,087    1,251,726
CNS, Inc.                                                    11,291      246,934
Sepracor Inc.                                          (a)    8,062      458,808
Wyeth                                                         8,690      401,913
                                                                      ----------
                                                                       3,264,857
                                                                      ==========

PROPERTY & CASUALTY INSURANCE--5.60%
Ambac Financial Group, Inc.                                   9,448      725,701
Assured Guaranty Ltd.                                        40,719    1,037,113
MBIA Inc.                                                    25,370    1,561,777
Safety Insurance Group, Inc.                                 50,117    2,009,692
W. R. Berkley Corp.                                          35,483    1,752,860
                                                                      ----------
                                                                       7,087,143
                                                                      ==========

RAILROADS--1.44%
Burlington Northern Santa Fe Corp.                            9,186      735,982
CSX Corp.                                                    20,373    1,090,567
                                                                      ----------
                                                                       1,826,549
                                                                      ==========

                                                             SHARES      VALUE
                                                             ------   ----------
REGIONAL BANKS--3.26%
Bay View Capital Corp.                                 (a)   58,532   $1,030,163
Columbia Banking System, Inc.                                41,125    1,326,281
First BanCorp.                                               62,781      802,341
First Community Bancorp                                      16,115      968,512
                                                                      ----------
                                                                       4,127,297
                                                                      ==========

REINSURANCE--0.29%
Everest Re Group, Ltd.                                        3,756      363,017

SEMICONDUCTOR EQUIPMENT--1.47%
Lam Research Corp.                                     (a)   27,876    1,294,283
MEMC Electronic Materials, Inc.                        (a)   19,576      559,482
                                                                      ----------
                                                                       1,853,765
                                                                      ==========

SEMICONDUCTORS--3.25%
Altera Corp.                                           (a)   24,123      465,815
Intel Corp.                                                  32,842      698,549
Linear Technology Corp.                                      23,328      868,035
Maxim Integrated Products, Inc.                              17,087      701,251
Microchip Technology Inc.                                    24,471      917,907
National Semiconductor Corp.                                 16,151      455,620
                                                                      ----------
                                                                       4,107,177
                                                                      ==========

SPECIALIZED CONSUMER SERVICES--1.36%
Sotheby's Holdings, Inc.-Class A                       (a)   15,503      308,355
Weight Watchers International, Inc.                    (a)   30,105    1,416,139
                                                                      ----------
                                                                       1,724,494
                                                                      ==========

SPECIALIZED FINANCE--3.32%
CIT Group Inc.                                               13,277      708,195
Moody's Corp.                                                55,145    3,491,781
                                                                      ----------
                                                                       4,199,976
                                                                      ==========

SPECIALTY STORES--0.84%
Claire's Stores, Inc.                                        33,387    1,057,032

STEEL--0.77%
Commercial Metals Co.                                        20,555      972,868

SYSTEMS SOFTWARE--0.38%
McAfee Inc.                                            (a)   20,447      474,166

TECHNOLOGY DISTRIBUTORS--0.34%
Arrow Electronics, Inc.                                (a)   12,413      426,511

                                                          SHARES        VALUE
                                                        ---------   ------------
THRIFTS & MORTGAGE FINANCE--4.09%
Doral Financial Corp.                                      78,017   $    848,045
Harbor Florida Bancshares, Inc.                            13,023        507,246
MGIC Investment Corp.                                      12,260        809,283
PMI Group, Inc. (The)                                      44,629      1,929,312
Radian Group Inc.                                          18,770      1,074,207
                                                                    ------------
                                                                       5,168,093
                                                                    ============

TOBACCO--2.14%
Reynolds American Inc.                                     19,388      1,960,709
UST Inc.                                                   19,288        751,075
                                                                    ------------
                                                                       2,711,784
                                                                    ============

TRADING COMPANIES & DISTRIBUTORS--0.78%
GATX Corp.                                                 24,758        983,140

TRUCKING--2.90%
CNF Inc.                                                   42,396      2,172,795
Laidlaw International Inc.                                 54,962      1,494,966
                                                                    ------------
                                                                       3,667,761
                                                                    ============

Total Common Stocks & Other Equity Interests
(Cost $135,429,668)                                                  151,473,651
                                                                    ============

MONEY MARKET FUNDS--5.29%
Liquid Assets Portfolio-Institutional Class       (b)   3,344,691      3,344,691
STIC Prime Portfolio-Institutional Class          (b)   3,344,691      3,344,691
                                                                    ------------
Total Money Market Funds (Cost $6,689,382)                             6,689,382
                                                                    ============

TOTAL INVESTMENTS--125.04% (Cost $142,119,050)                       158,163,033
                                                                    ============

OTHER ASSETS LESS LIABILITIES--(25.04%)                              (31,677,716)
                                                                    ------------
NET ASSETS--100.00%                                                 $126,485,317
                                                                    ============

                                                             SHARES
                                                              SOLD
                                                             SHORT       VALUE
                                                            -------   ----------
SECURITIES SOLD SHORT--23.07% (C)
COMMON STOCKS & OTHER EQUITY INTERESTS--23.07%

AEROSPACE & DEFENSE--0.81%
L-3 Communications Holdings, Inc.                            12,700   $1,028,954

AGRICULTURAL PRODUCTS--0.54%
Fresh Del Monte Produce Inc.                                 29,800      685,102

APPLICATION SOFTWARE--0.36%
Agile Software Corp.                                         70,900      455,887

AUTOMOTIVE RETAIL--0.48%
Pep Boys (The)-Manny, Moe & Jack                             39,100      609,960

BIOTECHNOLOGY--0.43%
Theravance, Inc.                                             19,900      545,061

COMMERCIAL PRINTING--0.58%
Deluxe Corp.                                                 27,200      728,416

CONSTRUCTION & ENGINEERING--0.96%
Fluor Corp.                                                  13,800    1,213,710

CONSUMER FINANCE--0.80%
SLM Corp.                                                    18,000    1,007,280

DATA PROCESSING & OUTSOURCED SERVICES--0.70%
Convergys Corp.                                              51,600      887,520

DIVERSIFIED CHEMICALS--0.43%
Cabot Corp.                                                  13,700      537,314

DRUG RETAIL--0.70%
CVS Corp.                                                    31,900      885,544

ELECTRONIC EQUIPMENT MANUFACTURERS--0.46%
Tektronix, Inc.                                              19,500      575,250

GAS UTILITIES--2.03%
ONEOK, Inc.                                                  29,300      828,018
Peoples Energy Corp.                                         25,900      963,998
SEMCO Energy, Inc.                                          137,800      779,948
                                                                      ----------
                                                                       2,571,964
                                                                      ==========

                                                             SHARES
                                                              SOLD
                                                             SHORT       VALUE
                                                            -------   ----------
GENERAL MERCHANDISE STORES--0.44%
Big Lots, Inc.                                               41,900   $  560,203

HEALTH CARE EQUIPMENT--0.11%
Boston Scientific Corp.                                       6,400      139,968

HEALTH CARE FACILITIES--0.91%
Triad Hospitals, Inc.                                        27,900    1,145,574

HEALTH CARE SERVICES--0.37%
Eclipsys Corp.                                               21,200      467,672
Medco Health Solutions, Inc.
                                                                 42        2,272
                                                                      ----------
                                                                         469,944
                                                                      ==========

HOMEFURNISHING RETAIL--1.26%
Cost Plus, Inc.                                              43,200      844,560
Pier 1 Imports, Inc.                                         69,200      748,744
                                                                      ----------
                                                                       1,593,304
                                                                      ==========

IT CONSULTING & OTHER SERVICES--0.73%
Unisys Corp.                                                138,000      923,220

MULTI-UTILITIES--1.20%
KeySpan Corp.                                                24,300      872,856
TECO Energy, Inc.                                            37,800      645,624
                                                                      ----------
                                                                       1,518,480
                                                                      ==========

OIL & GAS REFINING & MARKETING --0.23%
World Fuel Services Corp.                                     8,400      289,464

PAPER PACKAGING--0.58%
Packaging Corp. of America                                   31,700      735,440

PHARMACEUTICALS--0.74%
Perrigo Co.                                                  60,000      936,600

PUBLISHING--0.49%
Hollinger International Inc.-Class A                         68,500      619,240

RAILROADS--0.84%
Kansas City Southern                                         40,800    1,059,984

REAL ESTATE--0.71%
Potlatch Corp.                                               17,600      901,648

                                                            SHARES
                                                             SOLD
                                                             SHORT      VALUE
                                                            ------   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.71%
St. Joe Co. (The)                                           14,100   $   894,645

REGIONAL BANKS--1.26%
Fifth Third Bancorp                                         23,500       882,895
Signature Bank                                              23,300       709,485
                                                                     -----------
                                                                       1,592,380
                                                                     ===========

SPECIALTY CHEMICALS--0.55%
Cytec Industries Inc.                                       14,100       699,360

SYSTEMS SOFTWARE--0.53%
NetIQ Corp.                                                 50,600       664,884

THRIFTS & MORTGAGE FINANCE--1.80%
Capitol Federal Financial                                   71,100     2,282,310

TOBACCO--0.33%
Universal Corp.                                              8,900       420,525

Total Common Stocks & Other Equity Interests                         -----------
Securities Sold Short (Total Proceeds $28,295,027)                   $29,179,135
                                                                     ===========

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(c) Collateral on short sales was segregated by the Fund in the amount of $29,113,267 which represents 99.71% of the value of securities sold short.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on an accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

D. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

E. SECURITIES SOLD SHORT - The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

          The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.

                                                                      CHANGE IN
                                                                      UNREALIZED
                             VALUE      PURCHASES      PROCEEDS      APPRECIATION       VALUE     DIVIDEND   REALIZED GAIN
FUND                       10/31/05      AT COST      FROM SALES    (DEPRECIATION)    01/31/06     INCOME        (LOSS)
----                      ----------   -----------   ------------   --------------   ----------   --------   -------------
Liquid Assets
Portfolio-Institutional
Class                     $2,237,536   $ 8,000,831   $ (6,893,676)        $--        $3,344,691    $20,969        $--

STIC Prime
Portfolio-Institutional
Class                      2,237,536     8,000,831     (6,893,676)         --         3,344,691     21,070         --
                          ----------   -----------   ------------         ---        ----------    -------        ---
   TOTAL                  $4,475,072   $16,001,662   $(13,787,352)        $--        $6,689,382    $42,039        $--
                          ==========   ===========   ============         ===        ==========    =======        ===

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $47,904,336 and $63,885,059, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of:
   Investment securities                                             $18,837,960
   Securities sold short                                               1,324,662
Aggregate unrealized (depreciation) of:
   Investment securities                                              (2,793,977)
   Securities sold short                                              (2,208,770)
                                                                     -----------
Net unrealized appreciation of investment securities                 $15,159,875
                                                                     ===========

Cost of investments for tax purposes is the same for tax purposes. Proceeds from securities sold short is the same for tax purposes.

                           AIM OPPORTUNITIES III FUND

          Quarterly Schedule of Portfolio Holdings o January 31, 2006




Your goals. Our solutions.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

    AIMinvestments.com       OPP3-QTR-1 1/06          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2006
(Unaudited)



                                                                                    SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--121.14%

ADVERTISING--0.86%

Arbitron Inc.                                                                          17,376     $    689,827
===============================================================================================================

AEROSPACE & DEFENSE--3.65%

Boeing Co. (The)                                                                       11,548          788,844
---------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                  6,238          725,854
---------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                  21,032        1,422,815
===============================================================================================================
                                                                                                     2,937,513
===============================================================================================================

APPAREL RETAIL--0.75%

Chico's FAS, Inc.                                                           (a)         7,179          312,717
---------------------------------------------------------------------------------------------------------------
Genesco Inc.                                                                (a)         4,002          155,878
---------------------------------------------------------------------------------------------------------------
Gymboree Corp. (The)                                                        (a)         5,518          135,964
===============================================================================================================
                                                                                                       604,559
===============================================================================================================

APPLICATION SOFTWARE--0.27%

Autodesk, Inc.                                                              (a)         5,435          220,607
===============================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.55%

Franklin Resources, Inc.                                                                2,711          267,033
---------------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc.-Class A                                                        3,929          178,259
===============================================================================================================
                                                                                                       445,292
===============================================================================================================

BIOTECHNOLOGY--2.15%

Amgen Inc.                                                                  (a)        12,416          905,002
---------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                                       (a)        13,631          829,719
===============================================================================================================
                                                                                                     1,734,721
===============================================================================================================

COMMODITY CHEMICALS--0.81%

Georgia Gulf Corp.                                                                     19,183          656,059
===============================================================================================================

COMMUNICATIONS EQUIPMENT--3.79%

Cisco Systems, Inc.                                                         (a)        52,464          974,256
---------------------------------------------------------------------------------------------------------------
Corning Inc.                                                                (a)        15,268          371,776
---------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                         34,872          791,943
---------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                          19,075          914,837
===============================================================================================================
                                                                                                     3,052,812
===============================================================================================================

                                                                                       SHARES         VALUE
---------------------------------------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL--0.15%

Rex Stores Corp.                                                            (a)         7,360     $    121,734
===============================================================================================================

COMPUTER HARDWARE--4.45%

Apple Computer, Inc.                                                        (a)        12,506          944,328
---------------------------------------------------------------------------------------------------------------
Dell Inc.                                                                   (a)        21,726          636,789
---------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                    28,381          884,920
---------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                  13,764        1,119,013
===============================================================================================================
                                                                                                     3,585,050
===============================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.38%

EMC Corp.                                                                   (a)        23,060          309,004
===============================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.77%

Caterpillar Inc.                                                                        4,933          334,951
---------------------------------------------------------------------------------------------------------------
Cummins Inc.                                                                            2,921          284,213
===============================================================================================================
                                                                                                       619,164
===============================================================================================================

CONSTRUCTION MATERIALS--0.88%

Florida Rock Industries, Inc.                                                           3,631          196,292
---------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                         6,044          512,410
===============================================================================================================
                                                                                                       708,702
===============================================================================================================

CONSUMER FINANCE--0.12%

ASTA Funding, Inc.                                                                      2,139           65,603
---------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                               356           29,655
===============================================================================================================
                                                                                                        95,258
===============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.16%

Global Payments Inc.                                                                    7,380          375,863
---------------------------------------------------------------------------------------------------------------
MoneyGram International, Inc.                                                          18,043          479,222
---------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.-Class A                                                            3,074           75,313
===============================================================================================================
                                                                                                       930,398
===============================================================================================================

DEPARTMENT STORES--0.44%

Nordstrom, Inc.                                                                         8,492          354,286
===============================================================================================================

DISTRIBUTORS--0.24%

Audiovox Corp.-Class A                                                      (a)        12,804          191,548
===============================================================================================================

DIVERSIFIED BANKS--4.59%

Bank of America Corp.                                                                  44,394        1,963,547
---------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                           22,705          679,107
---------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                         18,730        1,026,966
---------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                         491           30,619
===============================================================================================================
                                                                                                     3,700,239
===============================================================================================================

                                                                                      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--2.87%

Ashland Inc.                                                                           14,722     $    970,474
---------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                 10,220          432,306
---------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                   10,055          484,752
---------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                    7,058          419,951
===============================================================================================================
                                                                                                     2,307,483
===============================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.71%

PHH Corp.                                                                   (a)         6,731          193,920
---------------------------------------------------------------------------------------------------------------
West Corp.                                                                  (a)         9,181          374,860
===============================================================================================================
                                                                                                       568,780
===============================================================================================================

ELECTRIC UTILITIES--2.81%

Allegheny Energy, Inc.                                                      (a)         2,279           79,286
---------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                       8,047          300,314
---------------------------------------------------------------------------------------------------------------
Edison International                                                                   17,519          767,683
---------------------------------------------------------------------------------------------------------------
El Paso Electric Co.                                                        (a)        18,017          368,988
---------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                       9,694          485,669
---------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                         6,155          257,217
===============================================================================================================
                                                                                                     2,259,157
===============================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.54%

Emerson Electric Co.                                                                    5,616          434,959
===============================================================================================================

FOOTWEAR--0.81%

K-Swiss Inc.-Class A                                                                   13,191          417,495
---------------------------------------------------------------------------------------------------------------
NIKE, Inc.-Class B                                                                      2,940          237,993
===============================================================================================================
                                                                                                       655,488
===============================================================================================================

GAS UTILITIES--4.92%

Energen Corp.                                                                          30,179        1,177,585
---------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                              34,297        1,265,559
---------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                           5,628          458,569
---------------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                                          36,001        1,058,429
===============================================================================================================
                                                                                                     3,960,142
===============================================================================================================

HEALTH CARE DISTRIBUTORS--0.51%

McKesson Corp.                                                                          7,797          413,241
===============================================================================================================

HEALTH CARE EQUIPMENT--3.37%

Baxter International Inc.                                                              14,812          545,822
---------------------------------------------------------------------------------------------------------------
Hospira, Inc.                                                               (a)        17,116          765,941
---------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                        16,090          908,602
---------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                                                      (a)        10,113          496,852
===============================================================================================================
                                                                                                     2,717,217
===============================================================================================================

                                                                                      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES--0.68%

Express Scripts, Inc.                                                       (a)         5,997      $   547,466
===============================================================================================================

HOME IMPROVEMENT RETAIL--1.99%

Home Depot, Inc. (The)                                                                 19,939          808,526
---------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                      12,500          794,375
===============================================================================================================
                                                                                                     1,602,901
===============================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.05%

Ambassadors Group, Inc.                                                                 6,783          183,480
---------------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                                      13,920          661,618
===============================================================================================================
                                                                                                       845,098
===============================================================================================================

HOUSEHOLD APPLIANCES--0.32%

Black & Decker Corp. (The)                                                              3,008          259,590
===============================================================================================================

HOUSEHOLD PRODUCTS--0.67%

Kimberly-Clark Corp.                                                                    9,406          537,271
===============================================================================================================

HYPERMARKETS & SUPER CENTERS--2.16%

Costco Wholesale Corp.                                                                  5,466          272,699
---------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                  31,757        1,464,315
===============================================================================================================
                                                                                                     1,737,014
===============================================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.82%

TXU Corp.                                                                              12,964          656,497
===============================================================================================================

INDUSTRIAL CONGLOMERATES--2.82%

3M Co.                                                                                 25,840        1,879,860
---------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                14,953          389,526
===============================================================================================================
                                                                                                     2,269,386
===============================================================================================================

INDUSTRIAL MACHINERY--2.58%

Danaher Corp.                                                                           8,786          497,639
---------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                            12,520          828,824
---------------------------------------------------------------------------------------------------------------
IDEX Corp.                                                                              9,703          446,338
---------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                                3,635          306,394
===============================================================================================================
                                                                                                     2,079,195
===============================================================================================================

INTEGRATED OIL & GAS--5.79%

ConocoPhillips                                                                         19,740        1,277,178
---------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                      45,280        2,841,320
---------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                              5,617          548,837
===============================================================================================================
                                                                                                     4,667,335
===============================================================================================================

                                                                                      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--1.58%

BellSouth Corp.                                                                        23,136      $   665,623
---------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                       18,277          608,624
===============================================================================================================
                                                                                                     1,274,247
===============================================================================================================

INTERNET RETAIL--0.71%

eBay Inc.                                                                   (a)        13,342          575,040
===============================================================================================================

INTERNET SOFTWARE & SERVICES--0.70%

EarthLink, Inc.                                                             (a)        22,665          258,834
---------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                                                 (a)         8,962          307,755
===============================================================================================================
                                                                                                       566,589
===============================================================================================================

INVESTMENT BANKING & BROKERAGE--3.54%

Goldman Sachs Group, Inc. (The)                                                         5,205          735,206
---------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                           4,933          692,840
---------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                              11,213          841,760
---------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                          9,419          578,798
===============================================================================================================
                                                                                                     2,848,604
===============================================================================================================

IT CONSULTING & OTHER SERVICES--0.15%

Accenture Ltd.-Class A                                                                  3,819          120,413
===============================================================================================================

LIFE & HEALTH INSURANCE--2.65%

Penn Treaty American Corp.                                                  (a)        10,792          116,446
---------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                             26,812        2,020,016
===============================================================================================================
                                                                                                     2,136,462
===============================================================================================================

MANAGED HEALTH CARE--3.75%

Aetna Inc.                                                                              4,662          451,282
---------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                             6,436          782,618
---------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                30,039        1,784,917
===============================================================================================================
                                                                                                     3,018,817
===============================================================================================================

MOTORCYCLE MANUFACTURERS--0.52%

Harley-Davidson, Inc.                                                                   7,858          420,639
===============================================================================================================

MOVIES & ENTERTAINMENT--0.77%

Time Warner Inc.                                                                       35,514          622,560
===============================================================================================================

MULTI-LINE INSURANCE--2.01%

American International Group, Inc.                                                     20,069        1,313,717
---------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                           3,674          302,113
===============================================================================================================
                                                                                                     1,615,830
===============================================================================================================

                                                                                       SHARES         VALUE
---------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.98%

MDU Resources Group, Inc.                                                              14,184      $   513,461
---------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                              7,414          276,616
===============================================================================================================
                                                                                                       790,077
===============================================================================================================

OIL & GAS DRILLING--0.45%

Transocean Inc.                                                             (a)         4,473          362,984
===============================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.55%

Anadarko Petroleum Corp.                                                                3,273          352,895
---------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                            3,987          301,138
---------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                      5,900          402,439
---------------------------------------------------------------------------------------------------------------
Energy Partners, Ltd.                                                       (a)         6,943          194,890
===============================================================================================================
                                                                                                     1,251,362
===============================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--1.92%

Overseas Shipholding Group, Inc.                                                       13,121          676,781
---------------------------------------------------------------------------------------------------------------
TC Pipelines, L.P.                                                                     26,249          873,042
===============================================================================================================
                                                                                                     1,549,823
===============================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.05%

Citigroup Inc.                                                                         27,965        1,302,610
---------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                   29,098        1,156,645
===============================================================================================================
                                                                                                     2,459,255
===============================================================================================================

PACKAGED FOODS & MEATS--1.97%

General Mills, Inc.                                                                    15,600          758,316
---------------------------------------------------------------------------------------------------------------
Gold Kist Inc.                                                              (a)         5,701           86,142
---------------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp.                                                                  13,413          326,472
---------------------------------------------------------------------------------------------------------------
Seaboard Corp.                                                                            285          418,947
===============================================================================================================
                                                                                                     1,589,877
===============================================================================================================

PHARMACEUTICALS--3.68%

Allergan, Inc.                                                                          6,745          785,118
---------------------------------------------------------------------------------------------------------------
CNS, Inc.                                                                               4,636          101,389
---------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                      11,981          689,387
---------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                       15,316          528,402
---------------------------------------------------------------------------------------------------------------
Wyeth                                                                                  18,616          860,990
===============================================================================================================
                                                                                                     2,965,286
===============================================================================================================

PROPERTY & CASUALTY INSURANCE--2.56%

Assured Guaranty Ltd.                                                                  18,558          472,672
---------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc.                                                  (a)         6,200          230,950
---------------------------------------------------------------------------------------------------------------
MBIA Inc.                                                                               9,104          560,442
---------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                                           12,539          502,814
---------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                     6,549          297,194
===============================================================================================================
                                                                                                     2,064,072
===============================================================================================================

                                                                                      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------
RAILROADS--1.41%

CSX Corp.                                                                              10,536      $   563,992
---------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                 11,478          572,064
===============================================================================================================
                                                                                                     1,136,056
===============================================================================================================

REGIONAL BANKS--1.06%

First BanCorp.                                                                         22,325          285,314
---------------------------------------------------------------------------------------------------------------
NBT Bancorp Inc.                                                                       16,380          379,197
---------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                      565           40,369
---------------------------------------------------------------------------------------------------------------
Virginia Financial Group, Inc.                                                          3,676          147,040
===============================================================================================================
                                                                                                       851,920
===============================================================================================================

RESTAURANTS--1.24%

McDonald's Corp.                                                                       19,460          681,295
---------------------------------------------------------------------------------------------------------------
Triarc Cos., Inc.-Class A                                                              17,602          313,844
===============================================================================================================
                                                                                                       995,139
===============================================================================================================

SEMICONDUCTOR EQUIPMENT--0.42%

Applied Materials, Inc.                                                                17,572          334,747
===============================================================================================================

SEMICONDUCTORS--4.12%

Intel Corp.                                                                            70,305        1,495,387
---------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                14,356          534,187
---------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                         7,046          289,168
---------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                            9,575          270,111
---------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                                 24,958          729,522
===============================================================================================================
                                                                                                     3,318,375
===============================================================================================================

SOFT DRINKS--2.81%

Coca-Cola Co. (The)                                                                    33,281        1,377,168
---------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                          15,485          885,432
===============================================================================================================
                                                                                                     2,262,600
===============================================================================================================

SPECIALIZED CONSUMER SERVICES--0.97%

Weight Watchers International, Inc.                                         (a)        16,628          782,181
===============================================================================================================

SPECIALIZED FINANCE--3.95%

CIT Group Inc.                                                                          6,132          327,081
---------------------------------------------------------------------------------------------------------------
Medallion Financial Corp.                                                              11,675          133,445
---------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                          42,921        2,717,758
===============================================================================================================
                                                                                                     3,178,284
===============================================================================================================

SPECIALTY STORES--0.32%

Sports Authority, Inc. (The )                                               (a)         6,924          254,249
===============================================================================================================

                                                                                     SHARES         VALUE
---------------------------------------------------------------------------------------------------------------
STEEL--1.02%

Commercial Metals Co.                                                                   8,604     $    407,227
---------------------------------------------------------------------------------------------------------------
Mesabi Trust                                                                           19,978          414,943
===============================================================================================================
                                                                                                       822,170
===============================================================================================================

SYSTEMS SOFTWARE--3.18%

Microsoft Corp.                                                                        79,690        2,243,274
---------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                                (a)        25,182          316,538
===============================================================================================================
                                                                                                     2,559,812
===============================================================================================================

THRIFTS & MORTGAGE FINANCE--2.56%

CharterMac                                                                             22,506          496,257
---------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                             8,594          287,383
---------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                              6,232          361,082
---------------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                                  13,505          330,873
---------------------------------------------------------------------------------------------------------------
R&G Financial Corp.-Class B (Puerto Rico)                                              12,736          165,441
---------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                 9,950          421,084
===============================================================================================================
                                                                                                     2,062,120
===============================================================================================================

TOBACCO--2.50%

Altria Group, Inc.                                                                     14,466        1,046,470
---------------------------------------------------------------------------------------------------------------
Reynolds American Inc.                                                                  9,589          969,736
===============================================================================================================
                                                                                                     2,016,206
===============================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.68%

GATX Corp.                                                                             13,694          543,789
===============================================================================================================

TRUCKING--0.83%

Laidlaw International Inc.                                                             24,649          670,453
===============================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.10%

@Road, Inc.                                                                 (a)        15,259           79,499
===============================================================================================================


Total Common Stocks & Other Equity Interests (Cost $91,766,833)                                     97,574,530
===============================================================================================================


MONEY MARKET FUNDS--4.88%

Liquid Assets Portfolio-Institutional Class                                 (b)     1,966,424        1,966,424
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                                    (b)     1,966,424        1,966,424
===============================================================================================================
Total Money Market Funds (Cost $3,932,848)                                                           3,932,848
===============================================================================================================


TOTAL INVESTMENTS--126.02%
(Cost $95,699,681)                                                                                 101,507,378
===============================================================================================================
OTHER ASSETS LESS LIABILITIES--(26.02%)                                                           (20,957,602)
===============================================================================================================
NET ASSETS--100.00%                                                                                $80,549,776
===============================================================================================================

                                                                                    SHARES
                                                                                     SOLD
                                                                                     SHORT          VALUE
---------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT--25.48%(c)

COMMON STOCKS SOLD SHORT--25.48%

AEROSPACE & DEFENSE--0.65%

GenCorp, Inc.                                                                          26,000      $   520,780
===============================================================================================================

AUTO PARTS & EQUIPMENT--1.18%

ArvinMeritor, Inc.                                                                     30,800          537,460
---------------------------------------------------------------------------------------------------------------
Lear Corp.                                                                             16,300          413,205
===============================================================================================================
                                                                                                       950,665
===============================================================================================================

COMMERCIAL PRINTING--0.98%

Deluxe Corp.                                                                           29,500          790,010
===============================================================================================================

CONSTRUCTION & ENGINEERING--1.00%

Fluor Corp.                                                                             9,200          809,140
===============================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.67%

Trinity Industries, Inc.                                                               10,600          541,130
===============================================================================================================

CONSUMER FINANCE--0.96%

SLM Corp.                                                                              13,800          772,248
===============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.69%

Automatic Data Processing, Inc.                                                         6,300          276,822
---------------------------------------------------------------------------------------------------------------
DST Systems, Inc.                                                                       5,000          283,300
===============================================================================================================
                                                                                                       560,122
===============================================================================================================

ELECTRIC UTILITIES--2.32%

Hawaiian Electric Industries, Inc.                                                     45,700        1,198,711
---------------------------------------------------------------------------------------------------------------
IDACORP, Inc.                                                                          21,300          674,358
===============================================================================================================
                                                                                                     1,873,069
===============================================================================================================

GAS UTILITIES--1.02%

Peoples Energy Corp.                                                                   22,000          818,840
===============================================================================================================

HEALTH CARE FACILITIES--1.12%

LifePoint Hospitals, Inc.                                                              18,218          562,025
---------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                                                 46,800          340,236
===============================================================================================================
                                                                                                       902,261
===============================================================================================================

                                                                                    SHARES
                                                                                     SOLD
                                                                                     SHORT          VALUE
---------------------------------------------------------------------------------------------------------------
HOMEFURNISHING RETAIL--1.35%

Cost Plus, Inc.                                                                        30,400      $   594,320
---------------------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                                   45,600          493,392
===============================================================================================================
                                                                                                     1,087,712
===============================================================================================================

HOUSEHOLD APPLIANCES--0.38%

Mestek, Inc.                                                                           22,100          304,980
===============================================================================================================

HOUSEWARES & SPECIALTIES--0.23%

CSS Industries, Inc.                                                                    7,047          183,222
===============================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.83%

Kelly Services, Inc.-Class A                                                           24,900          666,822
===============================================================================================================

MULTI-UTILITIES--1.82%

Energy East Corp.                                                                      11,900          295,715
---------------------------------------------------------------------------------------------------------------
KeySpan Corp.                                                                          32,600        1,170,992
===============================================================================================================
                                                                                                     1,466,707
===============================================================================================================

PAPER PACKAGING--0.86%

Packaging Corp. of America                                                             29,800          691,360
===============================================================================================================

PHARMACEUTICALS--1.19%

MGI Pharma, Inc.                                                                       15,200          253,384
---------------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                            45,300          707,133
===============================================================================================================
                                                                                                       960,517
===============================================================================================================

PRECIOUS METALS & MINERALS--0.52%

Stillwater Mining Co.                                                                  28,700          416,150
===============================================================================================================

PUBLISHING--0.78%

Hollinger International, Inc.-Class A                                                  69,599          629,175
===============================================================================================================

RAILROADS--1.00%

Kansas City Southern                                                                   31,100          807,978
===============================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.24%

Jones Lang LaSalle Inc.                                                                 5,700          335,559
---------------------------------------------------------------------------------------------------------------
St. Joe Co. (The)                                                                      10,400          659,880
===============================================================================================================
                                                                                                       995,439
===============================================================================================================

                                                                                    SHARES
                                                                                     SOLD
                                                                                     SHORT          VALUE
---------------------------------------------------------------------------------------------------------------
REGIONAL BANKS--2.23%

Fifth Third Bancorp                                                                    27,100      $ 1,018,147
---------------------------------------------------------------------------------------------------------------
Signature Bank                                                                         25,700          782,565
===============================================================================================================
                                                                                                     1,800,712
===============================================================================================================

RESTAURANTS--0.38%

Bob Evans Farms, Inc.                                                                  11,464          306,089
===============================================================================================================

SPECIALTY CHEMICALS--0.81%

Cytec Industries Inc.                                                                  13,100          649,760
===============================================================================================================

THRIFTS & MORTGAGE FINANCE--0.55%

Capitol Federal Financial                                                              13,900          446,190
===============================================================================================================

TOBACCO--0.72%

Universal Corp.                                                                        12,200          576,450
===============================================================================================================

Total Securities Sold Short
(Total Proceeds $20,360,846)                                                                       $20,527,528
_______________________________________________________________________________________________________________
===============================================================================================================


Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(c) Collateral on short sales was segregated by the Fund in the amount of $21,442,960 which represents 104.5% of the value of securities sold short.

See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2006
 (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

           A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

           Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

           Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

           Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

           Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

           Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

           Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on an accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

           Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

           The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2006.


                                                           CHANGE IN
                               PURCHASES                   UNREALIZED
                    VALUE          AT        PROCEEDS     APPRECIATION     VALUE       DIVIDEND     REALIZED
FUND               10/31/05       COST      FROM SALES    (DEPRECIATION)  01/31/06      INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class           $ 1,911,121  $ 5,098,917  $ (5,043,614)    $   --      $ 1,966,424  $   12,441   $     --
---------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class             1,911,121    5,098,917    (5,043,614)        --        1,966,424      12,485         --
===============================================================================================================
   TOTAL        $ 3,822,242  $10,197,834  $(10,087,228)    $   --      $ 3,932,848  $   24,926   $     --
===============================================================================================================


NOTE 3 -- INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2006 was $22,385,455 and $36,179,227, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
     Investment securities                                     $     7,757,168
-------------------------------------------------------------------------------
     Securities sold short                                           1,428,740
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
     Investment securities                                         (1,949,471)
-------------------------------------------------------------------------------
     Securities sold short                                         (1,595,421)
===============================================================================
Net unrealized appreciation of investment
securities                                                     $     5,641,016
===============================================================================

Cost of investments is the same for tax and financial statement purposes. Proceeds from securities sold short is the same for tax and financial statement purposes.

Item 2. Controls and Procedures.

     (a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Act"). Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Special Opportunities Funds


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: March 31, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 31, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.